Annual Fund Operating Expenses (Global Trust)	12 Months Ended
	May 01, 2011
Series I, Global Trust
Operating Expenses:
Share Class	Series I
Management fee	0.81%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.10%
Total fund operating expenses	0.96%
Contractual expense reimbursement	(0.02%)	[1]
Net fund operating expenses	0.94%
Series II, Global Trust
Operating Expenses:
Share Class	Series II
Management fee	0.81%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.10%
Total fund operating expenses	1.16%
Contractual expense reimbursement	(0.02%)	[1]
Net fund operating expenses	1.14%
Series NAV, Global Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.81%
Distribution and service (12b-1) fees	none
Other Expenses	0.10%
Total fund operating expenses	0.91%
Contractual expense reimbursement	(0.02%)	[1]
Net fund operating expenses	0.89%

[1]	The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on April 30, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.